(10) CONCESSION FINANCIAL ASSET (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Balance at the beginning of the period			R$ 3,374,616
Noncurrent	R$ 5,363,144	R$ 3,597,474	2,834,522
Additions	1,018,515	706,036	367,531
Adjustment of expected cash flow	212,294	203,452	414,800
Adjustment - financial asset measured at amortized cost	27,807	16,088	11,400
Disposals	(35,039)	(25,392)	(20,788)
Transfers to intangible assets - extended concessions			(537,198)
Cash inputs - RAP	(15,677)	(9,727)	(3,257)
Business combination	(12,338)	876,281
Balance at the end of the period	6,569,404	5,373,844	3,607,104
Current	23,736	10,700	9,630
Noncurrent	6,545,668	5,363,144	3,597,474
Distribution [Member]
Statement Line Items [Line Items]
Balance at the beginning of the period	5,193,511	3,483,713	3,296,837
Current			540,094
Noncurrent	5,193,511	3,483,713	2,756,744
Additions	972,254	655,456	330,062
Adjustment of expected cash flow	212,294	203,452	414,800
Adjustment - financial asset measured at amortized cost	0	0	0
Disposals	(35,039)	(25,392)	(20,788)
Transfers to intangible assets - extended concessions			(537,198)
Cash inputs - RAP	0	0	0
Business combination	(12,338)	876,281
Balance at the end of the period	6,330,681	5,193,511	3,483,713
Current	0	0	0
Noncurrent	6,330,681	5,193,511	3,483,713
Transmission [Member]
Statement Line Items [Line Items]
Balance at the beginning of the period	180,333	123,391	77,779
Current			0
Noncurrent	169,633	113,761	77,779
Additions	46,261	50,580	37,469
Adjustment of expected cash flow	0	0	0
Adjustment - financial asset measured at amortized cost	27,807	16,088	11,400
Disposals	0	0	0
Transfers to intangible assets - extended concessions			0
Cash inputs - RAP	(15,677)	(9,727)	(3,257)
Business combination	0	0
Balance at the end of the period	238,723	180,333	123,391
Current	23,736	10,700	9,630
Noncurrent	R$ 214,987	R$ 169,633	R$ 113,761